Expense Example - FidelityInfrastructureFund-PRO - FidelityInfrastructureFund-PRO - Fidelity Infrastructure Fund - Fidelity Infrastructure Fund	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 97
3 years	335
5 years	599
10 years	$ 1,353